Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Profit applicable to DoubleDown Interactive Co., Ltd.	$ 35,386	$ 23,846
Weighted average shares outstanding - basic (in shares)	2,477,672	2,477,672
Basic earnings per share (in dollars per share)	$ 14.28	$ 9.62
Dilutive effect of all instruments on weighted average number of ordinary shares	0	0